Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Parenthetical) (Detail) - NSRs [Member]	Dec. 31, 2020 $ / shares
Bottom of Range [Member] | 5.00 to 9.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 5.00
Bottom of Range [Member] | 10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	10.00
Bottom of Range [Member] | 15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	15.00
Bottom of Range [Member] | 20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	20.00
Bottom of Range [Member] | 25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	25.00
Bottom of Range [Member] | 30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	30.00
Top of Range [Member] | 5.00 to 9.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	9.99
Top of Range [Member] | 10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	14.99
Top of Range [Member] | 15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	19.99
Top of Range [Member] | 20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	24.99
Top of Range [Member] | 25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	29.99
Top of Range [Member] | 30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 34.99